UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                        156 West 56th Street, 17th Floor
                               New York, NY 10019
             (Address of Principal Executive Office)     (Zip Code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and Address of Agent for Service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

                                 (212) 484-2100
              (Registrant's Telephone Number, including Area Code)


                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2017

                  DATE OF REPORTING PERIOD: DECEMBER 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

[LOGO]   RIVERPARK                                   RIVERPARK LARGE GROWTH FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.4%**
  Consumer Discretionary -- 26.0%
    Amazon.com*                                     1,936            $  1,452
    CarMax*                                        32,562               2,097
    Chipotle Mexican Grill, Cl A*                   1,602                 604
    Dollar Tree*                                   27,081               2,090
    Dollarama^                                     12,026                 881
    Las Vegas Sands                                36,950               1,974
    NIKE, Cl B                                     18,246                 928
    Priceline Group*                                1,642               2,407
    Starbucks                                      17,992                 999
    Walt Disney                                    21,256               2,215
                                                                     --------
                                                                       15,647
                                                                     --------
  Energy -- 7.5%
    EOG Resources                                  15,959               1,614
    Schlumberger                                   21,570               1,811
    Southwestern Energy*                           98,460               1,065
                                                                     --------
                                                                        4,490
                                                                     --------
  Financials -- 18.3%
    Affiliated Managers Group*                      5,249                 763
    BlackRock, Cl A                                 1,978                 753
    Charles Schwab                                 56,923               2,247
    CME Group, Cl A                                16,504               1,904
    Intercontinental Exchange                      21,475               1,211
    TD Ameritrade Holding                          34,071               1,485
    The Blackstone Group LP (a)                    98,186               2,654
                                                                     --------
                                                                       11,017
                                                                     --------
  Health Care -- 4.1%
    Align Technology*                              8,688                  835
    Illumina*                                      5,325                  682
    Intuitive Surgical*                            1,471                  933
                                                                     --------
                                                                        2,450
                                                                     --------
  Information Technology -- 30.8%
    Adobe Systems*                                16,530                1,702
    Alliance Data Systems                          9,308                2,127
    Alphabet, Cl A*                                2,047                1,622
    Alphabet, Cl C*                                2,095                1,617
    Apple                                         23,516                2,723
    eBay*                                         53,743                1,596
    Facebook, Cl A*                               23,511                2,705
    Mastercard, Cl A                              17,789                1,837
    Trimble*                                      25,050                  755
    Visa, Cl A                                    23,445                1,829
                                                                     --------
                                                                       18,513
                                                                     --------
  Real Estate -- 11.7%
    American Tower REIT, Cl A                     19,972                2,110
    CBRE Group, Cl A*                             43,108                1,358
    Equinix REIT                                   5,677                2,029

--------------------------------------------------------------------------------
DESCRIPTION                                        SHARES           VALUE (000)
--------------------------------------------------------------------------------
    Realogy Holdings                              60,602             $  1,559
                                                                     --------
                                                                        7,056
                                                                     --------
Total Common Stock
    (Cost $47,172) (000)                                               59,173
                                                                     --------
Total Investments -- 98.4%
    (Cost $47,172) (000)+                                            $ 59,173
                                                                     ========

As of December 31, 2016, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $60,125 (000).

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

^    Traded in Canadian Dollar.

(a) Security considered Master Limited Partnership. At December 31, 2016, this security amounted to $2,654 (000) or 4.4% of Net Assets.

Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+ At December 31, 2016, the tax basis cost of the Fund's investments was $47,172 (000) and the unrealized appreciation and depreciation were $14,846
     (000) and ($2,845) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.






RPF-QH-001-1300

[LOGO]   RIVERPARK                                      RIVERPARK/WEDGEWOOD FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.2%**
  Consumer Discretionary -- 17.3%
    LKQ*                                          1,311,000        $   40,182
    Priceline Group*                                 64,000            93,828
    Ross Stores                                     600,000            39,360
    TJX                                             443,000            33,282
    Tractor Supply                                  575,000            43,591
                                                                   ----------
                                                                      250,243
                                                                   ----------
  Consumer Staples -- 13.2%
    Kraft Heinz                                   1,223,000           106,793
    Mead Johnson Nutrition, Cl A                    536,000            37,927
    TreeHouse Foods*                                641,000            46,274
                                                                   ----------
                                                                      190,994
                                                                   ----------
  Energy -- 11.4%
    Core Laboratories                               592,500            71,124
    Schlumberger                                  1,127,000            94,612
                                                                   ----------
                                                                      165,736
                                                                   ----------
  Financials -- 14.0%
    Berkshire Hathaway, Cl B*                       844,000           137,555
    Charles Schwab                                1,660,200            65,528
                                                                   ----------
                                                                      203,083
                                                                   ----------
  Health Care -- 2.8%
    Express Scripts Holding*                        591,000            40,655
                                                                   ----------
  Industrials -- 7.6%
    Fastenal                                        921,000            43,269
    Verisk Analytics, Cl A*                         821,000            66,640
                                                                   ----------
                                                                      109,909
                                                                   ----------
  Information Technology -- 32.9%
    Alphabet, Cl A*                                 101,000            80,038
    Apple                                         1,240,000           143,617
    Cognizant Technology Solutions,
      Cl A*                                         865,000            48,466
    PayPal Holdings*                              1,340,000            52,890
    QUALCOMM                                        977,000            63,700
    Visa, Cl A                                    1,135,000            88,552
                                                                   ----------
                                                                      477,263
                                                                   ----------
Total Common Stock
  (Cost $1,112,829) (000)                                           1,437,883
                                                                   ----------
Total Investments -- 99.2%
  (Cost $1,112,829) (000)+                                         $1,437,883
                                                                   ==========

As of December 31, 2016, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $1,449,622 (000).

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl -- Class

+ At December 31, 2016, the tax basis cost of the Fund's investments was $1,112,829 (000) and the unrealized appreciation and depreciation were $342,076 (000) and ($17,022) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





RPF-QH-001-1300

[LOGO]   RIVERPARK                          RIVERPARK SHORT TERM HIGH YIELD FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     FACE
                                                    AMOUNT
DESCRIPTION                                         (000)          VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 55.6%
  Consumer Discretionary -- 18.9%
    Cablevision Systems
       8.625%, 09/15/17                          $    5,544        $    5,773
    Carlson Wagonlit BV
       6.875%, 06/15/19 (a)                          14,987            15,502
    Century Intermediate Holding 2
       9.750%, 02/15/19 (a)                           2,831             2,813
    DISH DBS
       4.625%, 07/15/17                               3,050             3,092
    Jo-Ann Stores
       8.125%, 03/15/19 (a)                           3,975             3,965
    MGM Resorts International
       11.375%, 03/01/18                             15,649            17,429
    MHGE Parent
       8.500%, 08/01/19 (a)                           9,094             9,185
    NAI Entertainment Holdings
       5.000%, 08/01/18 (a)                           2,280             2,322
    NCL
       5.250%, 11/15/19 (a)                          18,548            19,146
    NPC International
       10.500%, 01/15/20                             20,652            21,323
    Radio Systems
       8.375%, 11/01/19 (a)                           1,220             1,273
    Starz LLC / Starz Finance
       5.000%, 09/15/19                              60,129            60,805
    WMG Acquisition
       6.000%, 01/15/21 (a)                           3,675             3,800
                                                                   ----------
                                                                      166,428
                                                                   ----------
  Consumer Staples -- 1.8%
    Constellation Brands
       7.250%, 05/15/17                               3,170             3,238
    DS Services of America
       10.000%, 09/01/21 (a)                          2,281             2,512
    HRG Group
       7.875%, 07/15/19                               9,538             9,949
                                                                   ----------
                                                                       15,699
                                                                   ----------
  Energy -- 7.2%
    Antero Resources
       6.000%, 12/01/20                              32,337            33,309
    Concho Resources
       6.500%, 01/15/22                              16,843            17,428
    Holly Energy Partners LP
       6.500%, 03/01/20                              11,835            12,220
    Parsley Energy
       7.500%, 02/15/22 (a)                             765               813
                                                                   ----------
                                                                       63,770
                                                                   ----------
  Health Care -- 3.0%
    Inventiv Health
       9.000%, 01/15/18 (a)                          26,665            26,720
                                                                   ----------
  Industrials -- 9.8%
    ACCO Brands
       6.750%, 04/30/20                              13,893            14,622
    Albea Beauty Holdings
       8.375%, 11/01/19 (a)                          22,179            23,094


--------------------------------------------------------------------------------
                                                     FACE
                                                    AMOUNT
DESCRIPTION                                         (000)          VALUE (000)
--------------------------------------------------------------------------------
    Cleaver-Brooks
       8.750%, 12/15/19 (a)                      $    6,893        $    7,212
    Icahn Enterprises
       3.500%, 03/15/17                              37,100            37,193
    Koninklijke Philips
       5.750%, 03/11/18                               1,650             1,730
    TRAC Intermodal
       11.000%, 08/15/19                              2,016             2,133
                                                                   ----------
                                                                       85,984
                                                                   ----------
  Information Technology -- 3.6%
    Brocade Communications Systems
       1.375%, 01/01/20                               8,000             8,055
    EarthLink Holdings
       8.875%, 05/15/19                               7,480             7,663
       7.375%, 06/01/20                              15,273            16,151
                                                                   ----------
                                                                       31,869
                                                                   ----------
  Materials -- 2.2%
    AEP Industries
       8.250%, 04/15/19                              2,133              2,187
    Hexion US Finance
       8.875%, 02/01/18                              6,982              6,982
    Optima Specialty Steel
       12.500%, 12/15/17 (a)                         3,568              3,300
    Steel Dynamics
       6.125%, 08/15/19                              6,687              6,891
                                                                   ----------
                                                                       19,360
                                                                   ----------
  Real Estate -- 3.6%
    Consolidated-Tomoka Land
       4.500%, 03/15/20                             3,000               2,994
    Homefed
       6.500%, 06/30/18 (a)                        28,799              28,936
                                                                   ----------
                                                                       31,930
                                                                   ----------
  Telecommunication Services -- 5.5%
    Level 3 Financing
       4.762%, 01/15/18 (b)                         7,226               7,240
    Sprint Communications
       9.125%, 03/01/17                            19,310              19,551
       8.375%, 08/15/17                            20,945              21,757
                                                                   ----------
                                                                       48,548
                                                                   ----------
Total Corporate Obligations
  (Cost $490,524) (000)                                               490,308
                                                                   ----------
COMMERCIAL PAPER (C) -- 27.1%
    Amphenol
       1.051%, 01/17/17                             7,200              7,197
       0.971%, 01/10/17                             8,000              7,998
       0.921%, 01/03/17                            15,000             14,999
    AutoNation
       1.351%, 01/11/17                               250                250
       1.151%, 01/05/17                            18,000             17,997

[LOGO]   RIVERPARK                          RIVERPARK SHORT TERM HIGH YIELD FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     FACE
                                                    AMOUNT
                                                    (000)/
DESCRIPTION                                         SHARES         VALUE (000)
--------------------------------------------------------------------------------
    Bemis
       1.001%, 01/13/17                          $    8,000        $    7,997
    Hewlett Packard Enterprise
       1.041%, 01/09/17                              15,000            14,998
    Kansas City Southern
       1.131%, 01/09/17                               9,100             9,097
       1.100%, 01/12/17                               6,040             6,038
       1.021%, 01/05/17                              12,500            12,498
    Kraft Heinz Foods
       1.131%, 01/17/17                              15,000            14,992
       1.091%, 01/18/17                               7,200             7,196
    Marriott International
       0.961%, 01/11/17                               5,900             5,898
    McKesson
       1.000%, 01/04/17                              14,400            14,398
    Molex Electronic Technologies
       1.071%, 01/17/17                              15,000            14,994
       1.001%, 01/09/17                               6,500             6,498
    ONEOK Partners
       1.101%, 01/13/17                               7,062             7,060
    Orange & Rockland Utilities
       1.001%, 01/10/17                               7,200             7,198
    Rockwell Collins
       0.951%, 01/12/17                              15,000            14,996
    Southern
       0.900%, 01/06/17                              13,270            13,268
    Tate & Lyle International Finance
       1.051%, 01/09/17                               1,110             1,110
    Tyco Electronics Group
       0.920%, 01/05/17                               7,200             7,199
    Wyndham Worldwide
       1.251%, 01/12/17                               5,435             5,433
       1.241%, 01/11/17                              19,360            19,353
                                                                   ----------
Total Commercial Paper
  (Cost $238,664) (000)                                               238,662
                                                                   ----------
PREFERRED STOCK -- 0.8%
    Aspen Insurance Holdings (b)
       7.401%, 12/31/49                             111,068             2,775
    PS Business Parks ++
       6.450%, 12/31/49                              88,225             2,213
    Saratoga Investment
       7.500%, 05/31/20                              61,538             1,556
                                                                   ----------
Total Preferred Stock
  (Cost $6,590) (000)                                                   6,544
                                                                   ----------
CONVERTIBLE BOND -- 0.2%
    Alaska Communications Systems
      Group
       6.250%, 05/01/18                               2,000             1,985
                                                                   ----------
Total Convertible Bond
  (Cost $1,993) (000)                                                   1,985
                                                                   ----------

--------------------------------------------------------------------------------
                                                     FACE
                                                    AMOUNT
DESCRIPTION                                         (000)          VALUE (000)
--------------------------------------------------------------------------------
BANK LOAN OBLIGATIONS -- 14.3%
    BJ's Wholesale Club
       4.500%, 09/26/19                          $    7,500        $    7,567
    Dell International
       2.610%, 12/31/18                              29,000            28,955
    Eastman Kodak
       7.250%, 09/03/19                              14,947            14,975
    Energy Future Intermediate Holding
      Company
       4.250%, 06/30/17                              43,100            43,348
    Lee Enterprises
       7.250%, 03/31/19                               6,417             6,417
    Media General
       4.000%, 07/31/20                              15,726            15,729
    MPG Holdco I
       0.038%, 10/20/21                               9,182             9,200
                                                                   ----------
Total Bank Loan Obligations
  (Cost $125,888) (000)                                               126,191
                                                                   ----------
Total Investments -- 98.0%
  (Cost $863,659) (000)+                                           $  863,690
                                                                   ==========

The following is a list of the inputs used as of December 31, 2016 in valuing the Fund's investments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S.
GAAP:

INVESTMENTS IN SECURITIES       LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
--------------------------------------------------------------------------------
 Corporate Obligations           $  --      $490,308     $    --     $490,308
 Commercial Paper                   --       238,662          --      238,662
 Preferred Stock                 6,544            --          --        6,544
 Convertible Bond                   --         1,985          --        1,985
 Bank Loan Obligations              --       126,191          --      126,191
                                ------      --------     -------     --------
Total Investments in
 Securities                     $6,544      $857,146     $    --     $863,690
                                ======      ========     =======     ========

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $881,308 (000).

(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b) Variable rate security - Rate disclosed is the rate in effect on December 31, 2016.

(c) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

++   Real Estate Investment Trust

LLC -- Limited Liability Company
LP -- Limited Partnership

[LOGO]   RIVERPARK                          RIVERPARK SHORT TERM HIGH YIELD FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

+ At December 31, 2016, the tax basis cost of the Fund's investments was $863,659 (000) and the unrealized appreciation and depreciation were $1,162
     (000) and ($1,131) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




RPF-QH-001-1300

[LOGO]   RIVERPARK                         RIVERPARK LONG/SHORT OPPORTUNITY FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.6%**
  Consumer Discretionary -- 24.4%
    Amazon.com*                                      3,464         $    2,598
    CarMax*                                         62,695              4,037
    Chipotle Mexican Grill, Cl A*                    2,719              1,026
    Dollar Tree* (a)                                13,316              1,028
    Dollarama+++                                    28,702              2,103
    Imax*                                           46,547              1,462
    Las Vegas Sands (a)                             50,446              2,694
    NIKE, Cl B                                      31,165              1,584
    Priceline Group* (a) (b)                         3,086              4,524
    Starbucks (b)                                   32,832              1,823
    Walt Disney (a) (b)                             14,290              1,489
                                                                   ----------
                                                                       24,368
                                                                   ----------
  Energy -- 6.0%
    EOG Resources                                   33,745              3,411
    Schlumberger (a)                                22,416              1,882
    Southwestern Energy* (a) (b)                    68,956                746
                                                                   ----------
                                                                        6,039
                                                                   ----------
  Financials -- 19.9%
    Affiliated Managers Group*                       9,396              1,365
    BlackRock, Cl A                                  3,932              1,496
    Charles Schwab                                 108,352              4,277
    CME Group, Cl A (a)                             17,202              1,984
    Intercontinental Exchange                       39,243              2,214
    TD Ameritrade Holding                           60,916              2,656
    The Blackstone Group LP (b) (c)                215,772              5,833
                                                                   ----------
                                                                       19,825
                                                                   ----------
  Health Care -- 5.9%
    Align Technology*                               17,316              1,665
    Illumina*                                        8,656              1,108
    Intuitive Surgical* (b)                          3,235              2,051
    Pacira Pharmaceuticals*                         32,624              1,054
                                                                   ----------
                                                                        5,878
                                                                   ----------
  Information Technology -- 27.9%
    Adobe Systems*                                  28,604              2,945
    Alliance Data Systems (a)                        8,152              1,862
    Alphabet, Cl A* (a) (b)                          4,339              3,439
    Alphabet, Cl C* (a) (b)                          3,991              3,080
    Apple (a) (b)                                   35,114              4,067
    eBay* (a)                                       57,952              1,721
    Facebook, Cl A*                                 52,483              6,038
    Mastercard, Cl A (a) (b)                         7,407                765
    Trimble* (b)                                    53,282              1,606
    Visa, Cl A (a) (b)                              29,672             2,3150
                                                                   ----------
                                                                       27,838
                                                                   ----------
  Materials -- 1.2%
    Monsanto (b)                                    11,155              1,174
                                                                   ----------
  Real Estate -- 9.3%
    American Tower REIT, Cl A (a) (b)               26,866             2,840


--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
    CBRE Group, Cl A*                               84,325         $    2,655
    Equinix REIT (b)                                 9,863              3,525
    Realogy Holdings (a)                            12,276                316
                                                                   ----------
                                                                        9,336
                                                                   ----------
Total Common Stock
  (Cost $71,247) (000)                                                 94,458
                                                                   ----------
Total Investments -- 94.6%
  (Cost $71,247) (000)+                                            $   94,458
                                                                   ----------


SCHEDULE OF SECURITIES SOLD SHORT, NOT YET PURCHASED
COMMON STOCK -- (53.9)%

  Consumer Discretionary -- (24.6)%
    Best Buy                                         (29,411)        $   (1,255)
    BJ's Restaurants*                                (15,311)              (602)
    Coach                                            (27,523)              (964)
    Dick's Sporting Goods                             (8,949)              (475)
    Gap                                              (51,882)            (1,164)
    Garmin                                           (38,094)            (1,847)
    Hibbett Sports*                                  (24,717)              (922)
    Kohl's                                           (36,156)            (1,786)
    Lions Gate Entertainment, Cl A*                  (24,011)              (646)
    Lions Gate Entertainment, Cl B*                  (24,010)              (589)
    Live Nation Entertainment*                       (34,561)              (919)
    Lululemon Athletica*                             (11,250)              (731)
    Macy's                                           (13,749)              (492)
    Michael Kors Holdings*                           (10,851)              (467)
    Nordstrom                                        (19,529)              (936)
    Omnicom Group                                    (17,154)            (1,460)
    Panera Bread, Cl A*                               (2,787)              (572)
    Publicis Groupe                                  (18,249)            (1,259)
    Red Robin Gourmet Burgers*                       (12,610)              (711)
    Scripps Networks Interactive, Cl A               (26,226)            (1,872)
    Sonic                                            (20,652)              (547)
    Sony ADR                                         (52,671)            (1,477)
    Target                                           (11,466)              (828)
    TEGNA                                            (39,631)              (848)
    WPP                                              (52,733)            (1,180)
                                                                     ----------
                                                                        (24,549)
                                                                     ----------
  Consumer Staples -- (4.0)%
    Coca-Cola                                        (37,531)            (1,556)
    Spectrum Brands Holdings                          (7,616)              (932)
    Whole Foods Market                               (48,158)            (1,481)
                                                                     ----------
                                                                         (3,969)
                                                                     ----------
  Financials -- (2.7)%
    Green Dot, Cl A*                                 (80,311)            (1,891)
    Thomson Reuters                                  (17,521)              (767)
                                                                     ----------
                                                                         (2,658)
                                                                     ----------
  Health Care -- (1.3)%
    Cerner*                                          (27,618)            (1,308)
                                                                   ----------

[LOGO]   RIVERPARK                         RIVERPARK LONG/SHORT OPPORTUNITY FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
  Industrials -- (1.3)%
    Nielsen Holdings                               (30,976)        $   (1,300)
                                                                   ----------
  Information Technology -- (13.8)%
    Cimpress*                                      (19,669)            (1,802)
    CommScope Holding*                             (49,323)            (1,835)
    Corning                                        (61,933)            (1,503)
    Flex*                                         (107,224)            (1,541)
    International Business Machines                (10,144)            (1,684)
    j2 Global                                      (16,808)            (1,375)
    Oracle                                         (30,083)            (1,157)
    SAP ADR                                        (12,974)            (1,121)
    Western Union                                  (80,593)            (1,750)
                                                                   ----------
                                                                      (13,768)
                                                                   ----------
  Real Estate -- (2.5)%
    Iron Mountain REIT                             (77,457)            (2,516)
                                                                   ----------
  Telecommunication Services -- (3.7)%
    AT&T                                           (38,165)            (1,623)
    Cogent Communications Holdings                 (18,976)              (785)
    Verizon Communications                         (24,364)            (1,300)
                                                                   ----------
                                                                       (3,708)
                                                                   ----------
Total Common Stock
  (Proceeds $48,879) (000)                                            (53,776)
                                                                   ----------
Total Securities Sold Short, Not Yet Purchased
  (Proceeds $48,879) (000)++                                       $  (53,776)
                                                                   ==========

The following is a list of the inputs used as of December 31, 2016 in valuing the Fund's investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:


INVESTMENTS IN SECURITIES         LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
--------------------------------------------------------------------------------
 Common Stock                   $  94,458     $   --      $   --     $  94,458
                                ---------     ------      ------     ---------
Total Investments in
 Securities                     $  94,458     $   --      $   --     $  94,458
                                =========     ======      ======     =========

SECURITIES SOLD SHORT,
NOT YET PURCHASED                 LEVEL 1     LEVEL 2     LEVEL 3       TOTAL
--------------------------------------------------------------------------------
 Common Stock                   $(53,776)     $   --      $   --     $(53,776)
                                ---------     ------      ------     ---------
Total Securities Sold Short,
Not Yet Purchased               $(53,776)     $   --      $   --     $(53,776)
                                =========     ======      ======     =========


OTHER FINANCIAL
INSTRUMENTS                       LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
--------------------------------------------------------------------------------
Total Return Swaps^             $      --     $   --      $   --     $      --
                                ---------     ------      ------     ---------
Total Other Financial
     Instruments                $     --      $   --      $   --     $      --
                                =========     ======      ======     =========

^ Total return swaps are valued at the unrealized appreciation
(depreciation) on the instrument. The total return swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of December 31, 2016. The swaps are considered Level 2.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

[LOGO]   RIVERPARK                         RIVERPARK LONG/SHORT OPPORTUNITY FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A list of open swap agreements held by the Fund at December 31, 2016 was as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     NET UNREALIZED
                                                                                                                      APPRECIATION
               REFERENCE                                                        TERMINATION               NOTIONAL    (DEPRECIATION)
COUNTERPARTY   ENTITY/OBLIGATION            FUND PAYS            FUND RECEIVES     DATE      CONTRACTS  AMOUNT (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
 International  Alliance Data Systems  LIBOR 1-Month - 0.50%     Total Return    02/06/17      2,114       $ 483         $    --
Goldman Sachs
 International  Alliance Data Systems  LIBOR 1-Month - 0.50%     Total Return    02/06/17      1,382         316              --
Goldman Sachs
 International  Alliance Data Systems  LIBOR 1-Month - 0.50%     Total Return    09/13/17      1,616         369              --
Goldman Sachs
 International  Alliance Data Systems  Fed Funds 1-Day - 0.45%   Total Return    09/13/17      2,156         493              --
Goldman Sachs
 International  Alphabet, Cl A         Fed Funds 1-Day - 0.45%   Total Return    09/11/17        379         300              --
Goldman Sachs
 International  Alphabet, Cl C         Fed Funds 1-Day - 0.45%   Total Return    09/11/17        808         624              --
Goldman Sachs
 International  American Tower         Fed Funds 1-Day - 0.45%   Total Return    10/13/17      9,923       1,049              --
Goldman Sachs
 International  Apple                  LIBOR 1-Month - 0.50%     Total Return    02/06/17      3,735         433              --
Goldman Sachs
 International  Apple                  Fed Funds 1-Day - 0.45%   Total Return    08/22/17      4,501         521              --
Goldman Sachs
 International  CME Group              Fed Funds 1-Day - 0.45%   Total Return    10/13/17     14,172       1,635              --
Goldman Sachs
 International  Dollar Tree            LIBOR 1-Month - 0.50%     Total Return    08/30/17      4,890         377              --
Goldman Sachs
 International  Dollar Tree            Fed Funds 1-Day - 0.45%   Total Return    10/12/17     28,550       2,203              --
Goldman Sachs
 International  eBay                   Fed Funds 1-Day - 0.45%   Total Return    06/14/17     31,411         933              --
Goldman Sachs
 International  Las Vegas Sands        Fed Funds 1-Day - 0.45%   Total Return    09/11/17     17,647         943              --
Goldman Sachs
 International  Mastercard             LIBOR 1-Month - 0.50%     Total Return    02/13/17      7,349         759              --
Goldman Sachs
 International  Mastercard             Fed Funds 1-Day - 0.45%   Total Return    09/06/17     19,358       1,999              --
Goldman Sachs
 International  Priceline Group        Fed Funds 1-Day - 0.45%   Total Return    06/06/17         66          97              --
Goldman Sachs
 International  Realogy Holdings       LIBOR 1-Month - 0.50%     Total Return    08/17/17     92,441       2,378              --
Goldman Sachs
 International  Schlumberger           Fed Funds 1-Day - 0.45%   Total Return    09/06/17     19,343       1,624              --
Goldman Sachs
 International  Southwestern Energy    Fed Funds 1-Day - 0.45%   Total Return    06/14/17     71,196         770              --
Goldman Sachs
 International  Southwestern Energy    LIBOR 1-Month - 0.50%     Total Return    08/17/17     73,100         791              --
Goldman Sachs
 International  Visa                   LIBOR 1-Month - 0.50%     Total Return    02/13/17      6,888         537              --
Goldman Sachs
 International  Visa                   Fed Funds 1-Day - 0.45%   Total Return    06/06/17      8,734         681              --
Goldman Sachs
 International  Walt Disney            Fed Funds 1-Day - 0.45%   Total Return    08/22/17     22,528       2,348              --
                                                                                                                          ======
                                                                                                                          $   --
                                                                                                                          ======

For the period ended December 31, 2016, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

     Percentages are based on Net Assets of $99,836 (000).

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

+++  Traded in Canadian Dollar.

(a)  Underlying security for a total return swap.

(b) Some or all is pledged as collateral for securities sold short, not yet purchased in the total amount of $37,067 (000).

(c) Security considered Master Limited Partnership. At December 31, 2016, these securities amounted to $5,833 (000) or 5.8% of Net Assets.

ADR -- American Depositary Receipt
Cl -- Class
LIBOR -- London Interbank Offered Rate
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+ At December 31, 2016, the tax basis cost of the Fund's investments was $71,247 (000) and the unrealized appreciation and depreciation were $25,302
     (000) and ($2,091) (000), respectively.

++ At December 31, 2016, the tax basis proceeds of the Fund's securities sold short, not yet purchased was $48,879 (000) and the unrealized appreciation and depreciation were $1,210 (000) and ($6,107) (000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.



RPF-QH-001-1300

[LOGO]   RIVERPARK                               RIVERPARK STRUCTURAL ALPHA FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     FACE
                                                    AMOUNT
                                                    (000)/
DESCRIPTION                                       CONTRACTS       VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS -- 63.4%
    U.S. Treasury Bills (a) (b)
       0.617%, 05/25/17                            $ 2,000         $    1,995
       0.571%, 04/27/17                              2,000              1,996
       0.416%, 01/19/17                              2,000              2,000
       0.375%, 03/23/17                              2,000              1,998
       0.360%, 02/23/17                              2,000              1,999
                                                                   ----------
Total U.S. Treasury Obligations
  (Cost $9,988) (000)                                                   9,988
                                                                   ----------
Total Investments -- 63.4%
  (Cost $9,988) (000)+                                             $    9,988
                                                                   ----------
SCHEDULE OF OPEN OPTIONS PURCHASED
PURCHASED OPTIONS -- 12.8%*+++
   CBOE S&P 500 Index, Call Option
      Expires 03/31/17, Strike Price $2,150              6         $       72
      Expires 01/31/17, Strike Price $2,175              6                 47
      Expires 03/31/17, Strike Price $2,050             14                286
      Expires 06/30/17, Strike Price $2,100             16                296
      Expires 09/29/17, Strike Price $2,150             16                273
   S&P 500 Index, Call Option
      Expires 09/15/17, Strike Price $2,150             16                266
      Expires 01/20/17, Strike Price $1,875              6                219
      Expires 03/17/17, Strike Price $2,050             14                280
      Expires 06/16/17, Strike Price $2,075             14                280
                                                                   ----------
Total Purchased Options
(Cost $1,267) (000)++                                              $    2,019
                                                                   ==========
SCHEDULE OF OPEN OPTIONS WRITTEN
WRITTEN OPTIONS -- (6.9)% *+++
   C2 S&P 500 Index, Call Option
      Expires 01/20/17, Strike Price $2,325             (2)        $       --
   C2 S&P 500 Index, Put Option
      Expires 01/20/17, Strike Price $2,185             (2)                (2)
   CBOE S&P 500 Index, Call Option
      Expires 01/06/17, Strike Price $2,325             (2)                --
      Expires 03/31/17, Strike Price $2,225             (9)               (60)
      Expires 01/31/17, Strike Price $2,250             (9)               (22)
      Expires 01/11/17, Strike Price $2,350             (1)                --
      Expires 01/04/17, Strike Price $2,300             (2)                --
      Expires 01/27/17, Strike Price $2,325             (1)                --
      Expires 01/13/17, Strike Price $2,325             (2)                --
      Expires 06/30/17, Strike Price $2,250            (16)              (130)
      Expires 03/31/17, Strike Price $2,200            (14)              (117)
      Expires 09/29/17, Strike Price $2,300            (16)              (128)
   CBOE S&P 500 Index, Put Option
      Expires 01/06/17, Strike Price $2,175             (2)                --
      Expires 06/30/17, Strike Price $1,925             (8)               (23)
      Expires 01/11/17, Strike Price $2,200             (1)                (1)
      Expires 01/04/17, Strike Price $2,150             (2)                --


--------------------------------------------------------------------------------
DESCRIPTION                                        CONTRACTS      VALUE (000)
--------------------------------------------------------------------------------
      Expires 03/31/17, Strike Price $1,900             (7)        $       (6)
      Expires 09/29/17, Strike Price $2,000             (8)               (49)
      Expires 01/27/17, Strike Price $2,150             (1)                (1)
      Expires 01/13/17, Strike Price $2,175             (2)                (1)
   S&P 500 Index, Call Option
      Expires 06/16/17, Strike Price $2,225            (14)              (128)
      Expires 09/15/17, Strike Price $2,300            (16)              (121)
      Expires 01/20/17, Strike Price $2,050             (6)              (115)
      Expires 03/17/17, Strike Price $2,200            (14)              (108)
   S&P 500 Index, Put Option
      Expires 01/20/17, Strike Price $1,725             (3)                --
      Expires 03/17/17, Strike Price $1,925             (7)                (5)
      Expires 09/15/17, Strike Price $2,000             (8)               (46)
      Expires 06/16/17, Strike Price $1,900             (7)               (16)
                                                                   ----------
Total Written Options
(Premiums Received $1,050) (000)++                                 $   (1,079)
                                                                   ==========

+++ For the period ended December 31, 2016, the total amount of all open purchased and written options are representative of the volume of activity for these types of derivatives during the period.

The following is a list of the inputs used as of December 31, 2016 in valuing the Fund's investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:


INVESTMENTS IN SECURITIES        LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
--------------------------------------------------------------------------------
 U.S. Treasury Obligations       $9,988      $   --      $   --     $ 9,988
                                 ------      ------      ------     -------
Total Investments in
 Securities                      $9,988      $   --      $   --     $ 9,988
                                 ======      ======      ======     =======

OTHER FINANCIAL
INSTRUMENTS                      LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
--------------------------------------------------------------------------------
Purchased Options                $   --      $2,019      $   --    $  2,019
Written Options                      --      (1,079)         --      (1,079)
Futures**
  Unrealized Appreciation            39          --          --          39
                                 ------      ------      ------     -------
Total Other Financial
     Instruments                 $   39      $  940      $   --     $   979
                                 ======      ======      ======     =======

** Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

The open futures contracts held by the Fund at December 31, 2016 are as follows:

--------------------------------------------------------------------------------------------------
                                                 NUMBER OF                NOTIONAL    UNREALIZED
                               TYPE OF           CONTRACTS   EXPIRATION    AMOUNT     APPRECIATION
COUNTERPARTY                   CONTRACT            SHORT        DATE       (000)         (000)
--------------------------------------------------------------------------------------------------
Interactive Brokers LLC   S&P 500 Index EMINI      (48)       Mar-2017    $(5,361)      $   39
                                                                                        ======

For the period ended December 31, 2016, the total amount of open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

[LOGO]   RIVERPARK                               RIVERPARK STRUCTURAL ALPHA FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

     Percentages are based on Net Assets of $15,749 (000).

*    Non-income producing security.

(a) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(b)  Pledged as collateral for open options in the total amount of $9,988.

CBOE -- Chicago Board Options Exchange
LLC -- Limited Liability Company
S&P -- Standard & Poor's

+ For federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

++ At December 31, 2016 the tax basis cost and premiums received of the Fund's options were $217 (000) and the unrealized appreciation and depreciation were $1,114 (000) and ($391) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.




RPF-QH-001-1300

[LOGO]   RIVERPARK                              RIVERPARK STRATEGIC INCOME FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     FACE
                                                    AMOUNT
DESCRIPTION                                          (000)         VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 60.4%
  Consumer Discretionary -- 15.7%
    Brunswick
       4.625%, 05/15/21 (a)                        $ 6,820         $    6,931
    Century Intermediate Holding 2
       9.750%, 02/15/19 (a)                          1,767              1,756
    Chester Downs & Marina
       9.250%, 02/01/20 (a)                          8,293              8,003
    Coach
       4.250%, 04/01/25 (f)                          5,455              5,494
    HT Intermediate Holdings
       12.000%, 05/15/19 (a)                         8,062              8,263
    International Automotive
      Components Group
       9.125%, 06/01/18 (a)                          8,569              8,398
    Jo-Ann Stores
       8.125%, 03/15/19 (a)                          2,684              2,677
    LBI Media
       10.000%, 04/15/19 (a)                         7,383              7,272
    MHGE Parent
       8.500%, 08/01/19 (a)                          9,536              9,631
    NPC International
       10.500%, 01/15/20                            15,095             15,586
    Postmedia Network
       8.250%, 07/15/21 (a)                          3,405              2,474
    Ruby Tuesday
       7.625%, 05/15/20                              4,749              4,535
    SiTV
       10.375%, 07/01/19 (a)                         6,535              4,019
    Spanish Broadcasting System
       12.500%, 04/15/17 (a)                         1,501              1,507
    Wyndham Worldwide
       2.950%, 03/01/17                              6,287              6,294
                                                                   ----------
                                                                       92,840
                                                                   ----------
  Consumer Staples -- 7.6%
    Alliance One International
       8.500%, 04/15/21 (a)                            500                509
    BI-LO
       9.250%, 02/15/19 (a)                          9,558              8,148
    Carolina Beverage Group
       10.625%, 08/01/18 (a)                         7,527              7,038
    DS Services of America
       10.000%, 09/01/21 (a)                         1,364              1,502
    Fresh Market
       9.750%, 05/01/23 (a)                          2,760              2,367
    HRG Group
       7.875%, 07/15/19                              6,153              6,418
    Simmons Foods
       7.875%, 10/01/21 (a)                          6,069              6,267
    Southern States Cooperative
       10.000%, 08/15/21 (a)                        11,159             10,280


--------------------------------------------------------------------------------
                                                     FACE
                                                    AMOUNT
DESCRIPTION                                          (000)         VALUE (000)
--------------------------------------------------------------------------------
    Whole Foods Market
       5.200%, 12/03/25                            $ 2,000         $    2,121
                                                                   ----------
                                                                       44,650
                                                                   ----------
  Energy -- 1.0%
    Express Pipeline
       7.390%, 12/31/17 (a)                            446                455
    Sanjel
       7.500%, 06/19/19 (a) (b)                      2,700                 12
    Westmoreland Coal
       8.750%, 01/01/22 (a)                          5,580              5,120
                                                                   ----------
                                                                        5,587
                                                                   ----------
  Financials -- 1.5%
    Black Knight InfoServ
       5.750%, 04/15/23                              7,191              7,569
    Toll Road Investors Partnership
       3.398%, 02/15/45 (a) (c)                      5,537              1,218
                                                                   ----------
                                                                        8,787
                                                                   ----------
  Industrials -- 13.9%
    Albea Beauty Holdings
       8.375%, 11/01/19 (a)                         14,276             14,865
    America West Airlines Pass-Through
      Trust, Ser 2000-1
       8.057%, 07/02/20                                443                501
    Cleaver-Brooks
       8.750%, 12/15/19 (a)                            286                299
    Continental Airlines Pass-Through
      Trust, Ser 2000-2, Cl A1
       7.707%, 04/02/21                              2,402              2,597
    Continental Airlines Pass-Through
      Trust, Ser 1999-2, Cl C2
       6.236%, 03/15/20                                492                516
    Continental Airlines Pass-Through
      Trust, Ser 2007-1, Cl A
       5.983%, 04/19/22                              1,169              1,294
    Dispensing Dynamics International
       12.500%, 01/01/18 (a)                         6,626              6,626
    HC2 Holdings
       11.000%, 12/01/19 (a)                        17,605             17,341
    International Wire Group Holdings
       10.750%, 08/01/21 (a)                        14,576             13,738
    Spirit AeroSystems
       5.250%, 03/15/22                             10,825             11,310
    Techniplas
       10.000%, 05/01/20 (a)                         4,330              3,778
    Waste Italia
       10.500%, 11/15/19 (a) (b)                     7,313              2,117
    Xerium Technologies
       9.500%, 08/15/21 (a)                          7,409              7,409
                                                                   ----------
                                                                       82,391
                                                                   ----------
  Information Technology -- 1.7%
    EarthLink
       7.375%, 06/01/20                              4,205              4,447

[LOGO]   RIVERPARK                              RIVERPARK STRATEGIC INCOME FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     FACE
                                                    AMOUNT
DESCRIPTION                                          (000)         VALUE (000)
--------------------------------------------------------------------------------
    Fidelity National Information Services
       5.000%, 03/15/22 (f)                        $  3,925        $    4,033
    ModusLink Global Solutions
       5.250%, 03/01/19                               1,856             1,624
                                                                   ----------
                                                                       10,104
                                                                   ----------
  Materials -- 6.2%
    Hexion
       10.000%, 04/15/20                              3,010             3,006
       8.875%, 02/01/18                               2,043             2,043
       6.625%, 04/15/20                               3,190             2,839
    IAMGOLD
       6.750%, 10/01/20 (a)                           9,664             9,471
    INVISTA Finance
       4.250%, 10/15/19 (a)                           2,920             2,909
    Kraton Polymers
       10.500%, 04/15/23 (a)                          1,700             1,925
    NWH Escrow
       7.500%, 08/01/21 (a)                           5,287             4,468
    Optima Specialty Steel
       12.500%, 12/15/17 (a)                          3,480             3,219
    Real Alloy Holding
       10.000%, 01/15/19 (a)                          6,473             6,554
                                                                   ----------
                                                                       36,434
                                                                   ----------
  Real Estate -- 6.2%
    Avison Young Canada
       9.500%, 12/15/21 (a)                           1,857             1,834
    Crescent Communities
       8.875%, 10/15/21 (a)                           3,800             3,847
    Homefed
       6.500%, 06/30/18 (a)                          22,398            22,504
    Hunt Cos
       9.625%, 03/01/21 (a)                           8,155             8,553
                                                                   ----------
                                                                       36,738
                                                                   ----------
  Telecommunication Services -- 6.6%
    SBA Tower Trust
       3.598%, 04/15/18 (a)                           8,845             8,881
    Sprint Communications
       9.125%, 03/01/17                              12,646            12,804
       8.375%, 08/15/17                              12,760            13,255
    Telesat Canada
       8.875%, 11/15/24 (a)                           4,140             4,326
                                                                   ----------
                                                                       39,266
                                                                   ----------
Total Corporate Obligations
  (Cost $368,605) (000)                                               356,797
                                                                   ----------
COMMERCIAL PAPER (C) -- 12.2%
    Amphenol
       1.051%, 01/17/17                               2,800            2,799
    AutoNation
       1.351%, 01/11/17                                 250              250
    Bemis
       1.001%, 01/13/17                               6,000            5,998


--------------------------------------------------------------------------------
                                                     FACE
                                                    AMOUNT
DESCRIPTION                                          (000)         VALUE (000)
--------------------------------------------------------------------------------
    Kansas City Southern
       1.131%, 01/09/17                           $   5,900        $    5,898
       1.100%, 01/12/17                               3,960             3,958
       1.021%, 01/05/17                               8,200             8,199
    Kraft Heinz Foods
       1.091%, 01/18/17                               2,800             2,798
       0.921%, 01/03/17                               8,000             7,999
    Marriott International
       1.152%, 01/27/17                               9,000             8,993
    McKesson
       1.000%, 01/04/17                               5,600             5,599
    Orange & Rockland Utilities
       1.001%, 01/10/17                               2,800             2,799
    Southern
       0.900%, 01/06/17                               6,730             6,729
    Tate & Lyle International Finance
       1.051%, 01/09/17                                 430               430
    Tyco Electronics Group
       0.920%, 01/05/17                               2,800             2,800
    Wyndham Worldwide
       1.252%, 01/11/17                               3,640             3,639
       1.251%, 01/12/17                               3,565             3,564
                                                                   ----------
Total Commercial Paper
  (Cost $72,453) (000)                                                 72,452
                                                                   ----------
ASSET-BACKED SECURITIES -- 2.3%
  Other Asset-Backed Securities -- 2.3%
    Master Asset Vehicle II, Ser 2009-2,
      Cl A1
       0.775%, 07/15/56 (d)                           5,000             3,700
    Master Asset Vehicle II, Ser 2009-
      2U, Cl A1
       0.377%, 07/15/56 (d)                           9,952             9,887
                                                                   ----------
Total Asset-Backed Securities
  (Cost $12,857) (000)                                                 13,587
                                                                   ----------
CONVERTIBLE BONDS -- 1.3%
    Avid Technology
       2.000%, 06/15/20                               2,809             1,898
    Consolidated-Tomoka Land
       4.500%, 03/15/20                                 832               830
    Prospect Capital
       5.750%, 03/15/18                               5,000             5,119
                                                                   ----------
Total Convertible Bonds
  (Cost $7,887) (000)                                                   7,847
                                                                   ----------
MUNICIPAL BONDS -- 0.6%
    California State, Palomar Health
       1.990%, 11/01/36 (d)                           1,575             1,575
    Ohio State, Special Obligation RB
       0.750%, 10/01/36 (d)                           2,100             2,100
                                                                   ----------
Total Municipal Bonds
  (Cost $3,675) (000)                                                   3,675
                                                                   ----------

[LOGO]   RIVERPARK                              RIVERPARK STRATEGIC INCOME FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    SHARES/
                                                     FACE
                                                    AMOUNT
DESCRIPTION                                         (000)         VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 0.1%
  Materials -- 0.1%
    Verso, Cl A*                                   57,044          $      405
                                                                   ----------
Total Common Stock
  (Cost $2,435) (000)                                                     405
                                                                   ----------
BANK LOAN OBLIGATIONS -- 17.9%
    AMC Networks
       2.149%, 12/16/19                          $  3,281               3,260
    AMF Bowling Centers
       11.000%, 02/16/24                            6,000               6,105
    Caesars Growth Properties Holdings
       6.250%, 05/08/21                             3,655               3,677
    Consolidated Container
       5.000%, 07/03/19                             7,303               7,339
    Dell
       4.000%, 09/07/23                            15,000              15,247
       2.860%, 06/02/21(e)                          5,681               5,672
    Eastman Kodak
       7.250%, 09/03/19                             8,824               8,841
    Envigo Holdings
       9.390%, 10/28/21                             6,000               5,887
    Fram Group Holdings
       0.406%, 12/21/21                             3,435               3,401
    Hampton Rubber
       5.000%, 03/27/21                             4,499               3,824
    Lee Enterprises
       12.000%, 12/15/22                            5,584               5,933
       7.250%, 03/31/19                             1,411               1,411
    LSC Communications
       7.000%, 09/26/22                             7,590               7,637
    Maueser-Werke
       8.750%, 07/31/22                             6,500               6,468
    Media General
       4.000%, 07/31/20                             4,755               4,755
    NXP
       2.750%, 03/03/17                             9,408               9,411
    Reddy Ice
       6.750%, 05/01/19                             7,015               6,828
                                                                   ----------
Total Bank Loan Obligations
  (Cost $104,630) (000)                                               105,696
                                                                   ----------
Total Investments -- 94.8%
  (Cost $572,542) (000)+                                           $  560,459
                                                                   ----------

SCHEDULE OF SECURITIES SOLD SHORT, NOT YET PURCHASED

CORPORATE OBLIGATIONS --(1.7)%
  Financials -- (0.5)%
    Barclays
      5.200%, 05/12/26                             (2,000)         $   (2,044)


--------------------------------------------------------------------------------
                                                     FACE
                                                    AMOUNT
                                                    (000)/
DESCRIPTION                                       CONTRACTS       VALUE (000)
--------------------------------------------------------------------------------
    CIT Group
       5.000%, 08/15/22                           $ (1,000)        $   (1,045)
                                                                   ----------
                                                                       (3,089)
                                                                   ----------
  Industrials -- (1.0)%
    Aircastle
       5.125%, 03/15/21                             (2,000)            (2,138)
    Covanta Holding
       5.875%, 03/01/24                             (2,000)            (1,930)
    United Rentals North America
       4.625%, 07/15/23                             (2,000)            (2,047)
                                                                   ----------
                                                                       (6,115)
                                                                   ----------
  Information Technology -- (0.2)%
    Lam Research
       3.800%, 03/15/25                             (1,000)            (1,003)
                                                                   ----------
Total Corporate Obligations
  (Proceeds $9,902) (000)                                             (10,207)
                                                                   ----------
Total Securities Sold Short, Not Yet Purchased
  (Proceeds $9,902) (000)++                                        $  (10,207)
                                                                   ==========
SCHEDULE OF OPEN OPTIONS PURCHASED
PURCHASED OPTION -- 0.0%*#
   Barclays Call Option
      Expires 01/20/17, Strike Price $6
  (Cost $93) (000)+++                                  500         $      253
                                                                   ==========

# For the period ended December 31, 2016, the total amount of all open purchased options are representative of the volume of activity for these types of derivatives during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016 is as follows:


                                                                       UNREALIZED
                         SETTLEMENT    CURRENCY TO     CURRENCY TO    APPRECIATION
COUNTERPARTY                DATE      DELIVER (000)   RECEIVE (000)      (000)
----------------------------------------------------------------------------------
Brown Brothers Harriman    1/3/17     CAD   2,525     USD    1,899     $   19
Brown Brothers Harriman    1/3/17     EUR   2,280     USD    2,437         37
                                                                       ======
                                                                       $   56
                                                                       ======

For the period ended December 31, 2016, the total amount of open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

[LOGO]   RIVERPARK                              RIVERPARK STRATEGIC INCOME FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

The following is a list of the inputs used as of December 31, 2016 in valuing the Fund's investments, securities sold Short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S.
GAAP:

INVESTMENTS IN SECURITIES        LEVEL 1      LEVEL 2      LEVEL 3       TOTAL
--------------------------------------------------------------------------------
 Corporate Obligations           $    --     $356,797      $    --     $356,797
 Commercial Paper                     --       72,452           --       72,452
 Asset-Backed Securities              --       13,587           --       13,587
 Convertible Bonds                    --        7,847           --        7,847
 Municipal Bonds                      --        3,675           --        3,675
 Common Stock                        405           --           --          405
 Bank Loan Obligations                --      105,696           --      105,696
                                --------     --------    ---------     --------
Total Investments in
 Securities                     $    405     $560,054    $      --     $560,459
                                ========     ========    =========     ========

SECURITIES SOLD SHORT, NOT
YET PURCHASED                    LEVEL 1      LEVEL 2      LEVEL 3       TOTAL
--------------------------------------------------------------------------------
 Corporate Obligations          $     --     $(10,207)   $      --     $(10,207)
                                --------     --------    ---------     --------
Total Securities Sold Short,
Not Yet Purchased               $     --     $(10,207)   $      --     $(10,207)
                                ========     ========    =========     ========


OTHER FINANCIAL INSTRUMENTS      LEVEL 1      LEVEL 2      LEVEL 3       TOTAL
--------------------------------------------------------------------------------
Purchased Options               $     --     $    253    $      --     $    253
Forwards**
     Unrealized Appreciation          56           --           --           56
                                --------     --------    ---------     --------
Total Other Financial
     Instruments                $     56     $    253    $      --     $    309
                                ========     ========    =========     ========


** Forward contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $590,997 (000).

*    Non-income producing security.

(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b)  Security in default on interest payments.

(c) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(d) Variable rate security - Rate disclosed is the rate in effect on December 31, 2016.

(e)  All or a portion is an unsettled bank loan.

(f) Some or all is pledged as collateral for securities sold short, not yet purchased in the total amount of $9,771 (000).

CAD -- Canadian Dollar
Cl -- Class
EUR -- Euro
RB -- Revenue Bond
Ser -- Series
USD -- United States Dollar

+ At December 31, 2016, the tax basis cost of the Fund's investments was $572,542 (000) and the unrealized appreciation and depreciation were $5,308
     (000) and ($17,391) (000), respectively.

++ At December 31, 2016, the tax basis proceeds of the Fund's securities sold short, not yet purchased was $9,902 (000) and the unrealized appreciation and depreciation were $60 (000) and ($365) (000), respectively.

+++  At December 31, 2016, the tax basis cost of the Fund's options was $93
     (000) and the unrealized appreciation and depreciation were $160 (000) and ($0), respectively.



RPF-QH-001-1300

[LOGO]   RIVERPARK                                  RIVERPARK FOCUSED VALUE FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES          VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.7%
  Consumer Discretionary -- 15.5%
    Las Vegas Sands                                 54,400         $    2,905
    Liberty Global, Cl A*                           63,600              1,945
    Liberty Global LiLAC, Cl A*                      9,227                203
    Liberty Interactive QVC Group, Cl A*            68,200              1,363
                                                                   ----------
                                                                        6,416
                                                                   ----------
  Energy -- 14.4%
    Magellan Midstream Partners LP (a)              18,000              1,362
    Marathon Petroleum                              75,100              3,781
    National Oilwell Varco                          21,900                820
                                                                   ----------
                                                                        5,963
                                                                   ----------
  Financials -- 5.2%
    The Blackstone Group LP (a)                     79,100              2,138
                                                                   ----------
  Health Care -- 12.7%
    Allergan                                         8,000              1,680
    Anthem                                           8,800              1,265
    Express Scripts Holding*                        30,600              2,105
    Valeant Pharmaceuticals
      International*                                14,995                218
                                                                   ----------
                                                                        5,268
                                                                   ----------
  Industrials -- 8.0%
    AerCap Holdings*                                31,800              1,323
    Macquarie Infrastructure                        24,600              2,010
                                                                   ----------
                                                                        3,333
                                                                   ----------
  Information Technology -- 12.5%
    Broadcom                                         9,600              1,697
    Western Digital                                 51,000              3,465
                                                                   ----------
                                                                        5,162
                                                                   ----------
  Materials -- 11.5%
    CF Industries Holdings                          79,200              2,493
    LyondellBasell Industries, Cl A                 26,400              2,265
                                                                   ----------
                                                                        4,758
                                                                   ----------
  Real Estate -- 8.0%
    American Tower REIT, Cl A                       11,300              1,194
    Realogy Holdings                                82,100              2,113
                                                                   ----------
                                                                        3,307
                                                                   ----------
  Utilities -- 6.9%
    Calpine*                                       250,600              2,864
                                                                   ----------
Total Common Stock
  (Cost $45,796) (000)                                                 39,209
                                                                   ----------
Total Investments -- 94.7%
  (Cost $45,796) (000)+                                            $   39,209
                                                                   ==========

As of December 31, 2016, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $41,418 (000).

*    Non-income producing security.

(a) Security considered Master Limited Partnership. At December 31, 2016, these securities amounted to $3,500 (000) or 8.5% of Net Assets.

Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+ At December 31, 2016, the tax basis cost of the Fund's investments was $45,796 (000) and the unrealized appreciation and depreciation were $2,039
     (000) and ($8,626) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





RPF-QH-001-1300

Item 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        RiverPark Funds Trust


By (Signature and Title)*                           /s/ Morty Schaja
                                                    ----------------------------
                                                    Morty Schaja
                                                    President

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                           /s/ Morty Schaja
                                                    ----------------------------
                                                    Morty Schaja
                                                    President

Date: February 28, 2017

By (Signature and Title)*                           /s/ Stephen P. Connors
                                                    ----------------------------
                                                    Stephen P. Connors
                                                    Chief Financial Officer and
                                                    Treasurer

Date: February 28, 2017

* Print the name and title of each signing officer under his or her signature.